CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 355	$ 304
Restricted cash	154	161
Trade receivables and other current assets	623	675
Financial instrument assets	40	41
Due from related parties	412	182
Total current assets	1,584	1,363
Financial instrument assets	68	59
Equity-accounted investments	372	360
Property, plant and equipment, at fair value	36,097	32,647
Intangible assets	233	241
Goodwill	970	949
Deferred income tax assets	40	4
Other long-term assets	109	134
Total Assets	39,473	35,757
Current liabilities
Accounts payable and accrued liabilities	450	443
Financial instrument liabilities	198	125
Due to related parties	694	201
Non-recourse borrowings	886	605
Provisions	292	50
BEPC exchangeable and class B shares	7,430	0
Total current liabilities	9,950	1,424
Financial instrument liabilities	498	444
Non-recourse borrowings	11,936	11,353
Deferred income tax liabilities	4,200	3,590
Provisions	633	525
Other long-term liabilities	531	547
Equity
The partnership	1,177	7,348
Total Equity	11,725	17,874
Total Liabilities and Equity	39,473	35,757
Non-controlling interests
Current assets
Cash and cash equivalents	224	280
Property, plant and equipment, at fair value	20,119	21,429
Total Assets	21,820	23,459
Equity
Non-controlling interests	10,548	10,526
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,290	10,258
Total Equity	10,290	10,258
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	258	268
Total Equity	$ 258	$ 268